Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares		Value
Common Stocks– 97.9%
Auto Components – 1.7%
Aptiv PLC*	4,944	$460,435
Building Products – 1.0%
Advanced Drainage Systems Inc	3,205	262,714
Containers & Packaging – 2.1%
DS Smith PLC	139,834	543,386
Electric Utilities – 2.2%
SSE PLC	28,104	579,547
Electrical Equipment – 6.0%
Legrand SA	7,878	634,226
Nidec Corp	5,700	296,884
Schneider Electric SE	4,595	646,146
		1,577,256
Electronic Equipment, Instruments & Components – 8.4%
IPG Photonics Corp*	4,265	403,768
Keyence Corp	1,000	391,564
Murata Manufacturing Co Ltd	7,200	361,274
Shimadzu Corp	14,700	419,342
TE Connectivity Ltd	5,461	626,923
		2,202,871
Entertainment – 2.2%
Nintendo Co Ltd	13,700	573,783
Equity Real Estate Investment Trusts (REITs) – 3.4%
Crown Castle International Corp	2,338	317,126
Equinix Inc	408	267,252
Prologis Inc	2,827	318,688
		903,066
Food Products – 0.5%
McCormick & Co Inc/MD	1,568	129,972
Health Care Equipment & Supplies – 0.3%
Nanosonics Ltd*	27,460	80,043
Health Care Providers & Services – 5.0%
Encompass Health Corp	9,292	555,755
Humana Inc	1,505	770,846
		1,326,601
Independent Power and Renewable Electricity Producers – 4.0%
Boralex Inc - Class A	21,136	624,806
Innergex Renewable Energy Inc	34,611	414,166
		1,038,972
Information Technology Services – 2.5%
Mastercard Inc	1,862	647,473
Insurance – 13.8%
AIA Group Ltd	64,000	705,129
Aon PLC - Class A	2,750	825,385
Intact Financial Corp	5,208	749,809
Marsh & McLennan Cos Inc	3,876	641,401
Progressive Corp/The	5,533	717,685
		3,639,409
Leisure Products – 1.8%
Shimano Inc	2,900	462,121
Life Sciences Tools & Services – 2.4%
ICON PLC*	3,241	629,564
Machinery – 8.8%
Evoqua Water Technologies Corp*	12,916	511,474
Knorr-Bremse AG	7,187	392,676
Wabtec Corp	8,426	840,999
Xylem Inc/NY	5,252	580,714
		2,325,863
Professional Services – 1.7%
Wolters Kluwer NV	4,242	443,052
Semiconductor & Semiconductor Equipment – 10.4%
ASML Holding NV	825	446,511
Lam Research Corp	1,006	422,822
Microchip Technology Inc	10,336	726,104
NVIDIA Corp	3,326	486,062
Texas Instruments Inc	3,991	659,393
		2,740,892
Software – 12.6%
Atlassian Corp - Class A*	2,245	288,887

Shares		Value
Common Stocks– (continued)
Software– (continued)
Autodesk Inc*	3,736	$698,146
Bill.com Holdings Inc*	1,322	144,045
Cadence Design Systems Inc*	1,738	279,192
Linklogis Inc - Class B (144A)*	122,492	63,170
Microsoft Corp	6,315	1,514,463
Workday Inc - Class A*	1,942	324,955
		3,312,858
Specialty Retail – 1.3%
Home Depot Inc	1,072	338,602
Textiles, Apparel & Luxury Goods – 1.9%
adidas AG	1,421	193,953
NIKE Inc - Class B	2,599	304,109
		498,062
Thrifts & Mortgage Finance – 1.6%
Walker & Dunlop Inc	5,396	423,478
Wireless Telecommunication Services – 2.3%
T-Mobile US Inc*	4,310	603,400
Total Common Stocks (cost $25,973,507)		25,743,420
Investment Companies– 2.3%
Money Markets – 2.3%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $595,579)	595,520	595,639
Total Investments (total cost $26,569,086) – 100.2%		26,339,059
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(57,997)
Net Assets – 100%		$26,281,062

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$16,687,907	63.3%
Japan	2,504,968	9.5
Canada	1,788,781	6.8
France	1,280,372	4.9
United Kingdom	1,122,933	4.3
Netherlands	889,563	3.4
Hong Kong	705,129	2.7
Ireland	629,564	2.4
Germany	586,629	2.2
Australia	80,043	0.3
China	63,170	0.2

Total	$26,339,059	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$7,626	$53	$38	$595,639

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	1,228,278	2,173,846	(2,806,576)	595,639

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2022 is $63,170, which represents 0.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Containers & Packaging	$-	$543,386	$-
Electric Utilities	-	579,547	-
Electrical Equipment	-	1,577,256	-
Electronic Equipment, Instruments & Components	1,030,691	1,172,180	-
Entertainment	-	573,783	-
Health Care Equipment & Supplies	-	80,043	-
Insurance	2,934,280	705,129	-
Leisure Products	-	462,121	-
Machinery	1,933,187	392,676	-
Professional Services	-	443,052	-
Semiconductor & Semiconductor Equipment	2,294,381	446,511	-
Software	3,249,688	63,170	-
Textiles, Apparel & Luxury Goods	304,109	193,953	-
All Other	6,764,277	-	-
Investment Companies	-	595,639	-
Total Assets	$18,510,613	$7,828,446	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70234 03-23